Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of company's financial assets and liabilities by level within the fair value hierarchy

	As of June 30, 2022
	Level 1	Level 2	Level 3	Total	Fair value of the other financial instruments	Fair Value	Book Value
Assets
Cash and cash equivalents	$—	$—	$—	$—	$176,316,554	$176,316,554	$176,316,554
Financial investments	—	154,464,652	—	154,464,652	—	154,243,313	154,464,652

	—	154,464,652	—	154,464,652	176,316,554	330,559,867	330,781,206

Liabilities
Trade accounts payable	—	—	—	—	(889,594)	(889,594)	(889,594)
Derivative financial instruments (i)	—	—	(7,267,500)	(7,267,500)	—	(7,267,500)	(7,267,500)
Other Payables	(164,290)	—	—	(164,290)	—	(164,290)	(164,290)
Other Liabilities	—	—	—	—	(2,133,122)	(2,133,122)	(2,133,122)

	$(164,290)	$—	$(7,267,500)	$(7,431,790)	$(3,022,716)	$(10,454,506)	$(10,454,506)

(i)	Refers to the Private Placement Warrants.

	As of December 31, 2021
	Level 1	Level 2	Total	Fair value of the other financial instruments	Fair Value	Book Value
Assets
Cash and cash equivalents	$—	$—	$—	$14,376,523	$14,376,523	$14,376,523

	—	—	—	14,376,523	14,376,523	14,376,523

Liabilities
Trade accounts payable	—	—	—	(877,641)	(877,641)	(877,641)
Derivative financial instruments	—	(32,226)	(32,226)	—	(32,226)	(32,226)
Other Payables	(183,041)	—	(183,041)	—	(183,041)	(183,041)
Other Liabilities	—	—	—	(731,036)	(731,036)	(731,036)

	$(183,041)	$(32,226)	$(215,267)	$(1,608,677)	$(1,823,944)	$(1,823,944)

Summary of key inputs into the modified Black-Scholes model	The key inputs into the modified Black-Scholes model were as follows at June 30, 2022 and December 31, 2021:

Input	June 30, 2022		December 31, 2021
Risk-free interest rate		3.01%	1.29%
Expected term (years)		5.0	5.1
Expected volatility		25.5%	15.9%

Exercise price		$11.50	$11.50

Dividend yield		0.0%	0.0%

Expected stock price at De-SPAC		$6.2	$8.66

Probability-weighted average of additional shares to be issued for the forward contract	$	N/A	$4,600,000

Schedule of change in the fair value of the derivative liabilities
The change in the fair value of the derivative liabilities for the Closing date until June 30, 2022:

Private Placement Warrants
Balance as of May 9, 2022	$11,400,000
Change in fair value	(4,132,500)

Balance as of June 30, 2022	$7,267,500